Revenue - Schedule of disaggregation of revenue (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Revenue
Revenues	€ 180,802,496		€ 152,590,315	€ 137,231,335
Display Solutions
Revenue
Revenues	154,707,881		127,119,437	113,358,812
Sensor Technologies
Revenue
Revenues	26,094,615		25,470,878	23,872,524
Full Service Model
Revenue
Revenues | $		$ 17,181
Full Service Model | Display Solutions
Revenue
Revenues	151,982,103		125,083,288	111,034,767
R&D Engineering Services
Revenue
Revenues | $		$ 2,726
R&D Engineering Services | Display Solutions
Revenue
Revenues	€ 2,725,778		€ 2,036,149	€ 2,324,045